Cover Page	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Scilex Holding Company
Entity Central Index Key	0001820190
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Entity Small Business	false
Entity Filer Category	Non-accelerated Filer
Amendment Description	Post-Effective Amendment No. 1